RELATED PARTY TRANSACTIONS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 24, 2014	Sep. 23, 2014	Sep. 16, 2013	Jun. 24, 2020
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		$ 25	$ 396
Class Of Warrant Or Right Number Of Securities Called By Each Warrant Or Right Description	Each unit consisted of one common share and one and a quarter common share purchase warrants.
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.35386	$ 0.70	$ 1.94
Public Offering [Member]
Related Party Transaction [Line Items]
Stock Units Issued During Period Shares And Warrants New Issues	10,563,380
Shares Issued, Price Per Share	0.284	$ 3.50
Class Of Warrant Or Right Number Of Securities Called By Each Warrant Or Right Description	Each unit consists of one common share of the Company and one and a quarter common share purchase warrants. Each warrant is exercisable into one Common Share
Subsequent Event [Member] | Public Offering [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.3692